Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 3,276	$ 1,447
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,172	795
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,104	644
Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		8
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	419	285
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	397	210
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,460	952
Allowance on impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	684	544
Allowance on impaired loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	457	363
Allowance on impaired loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	227	176
Allowance on impaired loans [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		5
Allowance on impaired loans [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5	10
Allowance on impaired loans [member] | Consumer installment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	152	102
Allowance on impaired loans [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	527	432
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,960	1,991
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,629	1,158
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,331	820
Gross carrying amount [member] | Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		13
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	424	295
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	549	312
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,987	$ 1,384